OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment	$ 474	$ 1,099
Deferred Finance Costs	5,432	2,232
Long term deposit	10,000	5,000
Total	$ 15,906	$ 8,331